Consolidated statement of cash flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Cash flows from operating activities
Profit for the year	$ 226,882	$ 205,873	$ 166,158
Adjustments to reconcile profit for the year to net cash provided by (used in) operating activities:
Depreciation and amortization of equipment, right-of-use and leasehold improvements	2,854	2,499	2,280
Amortization of intangible assets	1,978	1,064	814
Gain on remeasurement of lease liabilities	0	0	(36)
Impairment losses on financial instruments	22,119	17,299	27,463
Realized gain on financial instruments	(4,934)	(319)	0
Loss on sale of financial instruments at amortized cost	436	0	3,858
Compensation cost - share-based payment	8,185	7,497	5,471
Net changes in hedging position and foreign currency	126,026	(33,701)	37,894
Loss on disposal of fixed assets and intangible assets	15	12	23
Interest income	(768,464)	(785,032)	(679,260)
Interest expense	497,282	525,821	446,077
Changes in operating assets and liabilities:
Restricted and pledged deposits	62,954	(83,523)	(9,734)
Loans	(1,057,639)	(1,301,627)	(406,064)
Proceeds from the sale of loans	210,023	87,319	0
Other assets	(20,245)	(3,057)	(7,376)
Due to depositors	1,191,246	1,005,136	1,217,433
Other liabilities	5,150	(9,107)	26,691
Cash flows provided by (used in) operating activities	503,868	(363,846)	831,692
Interest received	778,985	773,839	642,862
Interest paid	(502,611)	(532,652)	(412,440)
Net cash provided by (used in) operating activities	780,242	(122,659)	1,062,114
Cash flows from investing activities:
Acquisition of fixed assets and intangible assets	(2,796)	(3,935)	(2,096)
Proceeds from the sale of securities	101,935	0	59,432
Proceeds from the redemption of securities	389,963	298,655	377,029
Purchases of securities	(700,261)	(474,740)	(447,132)
Net cash used in investing activities	(211,159)	(180,020)	(12,767)
Cash flows from financing activities:
(Decrease) increase in securities sold under repurchase agreements	(83,345)	(97,323)	9,699
Net decrease in short-term borrowings and debt	(149,687)	(58,529)	(500,650)
Proceeds from long-term borrowings and debt	587,857	1,191,695	496,342
Payments of long-term borrowings and debt	(1,006,585)	(826,432)	(221,306)
Issuance of other equity instruments	197,976	0	0
Payments of lease liabilities	(1,195)	(1,091)	(1,032)
Dividends paid	(91,827)	(72,778)	(36,268)
Net cash (used in) provided by financing activities	(546,806)	135,542	(253,215)
Net increase (decrease) in cash and cash equivalents	22,277	(167,137)	796,132
Cash and cash equivalents at beginning of the year	1,819,931	1,987,068	1,190,936
Cash and cash equivalents at end of the year	$ 1,842,208	$ 1,819,931	$ 1,987,068